Description of the Business	12 Months Ended
Dec. 31, 2011
Description of the Business

Note 1 — Description of the Business

Cytomedix, Inc. (“Cytomedix,” the “Company,” “we,” “us,” or “our”) develops, sells, and licenses regenerative biological therapies intended to aid the human body in regenerating/healing itself, to primarily address the areas of wound care, infection control, and orthopedic surgery. The Company currently markets the AutoloGelTM System (“AutoloGelTM”), as well as the Angel® Whole Blood Separation System (“Angel®”) and activAT® Autologous Thrombin Processing Kit (“activAT®”), both of which were acquired from Sorin USA, Inc. (“Sorin”) in April 2010 (the “Angel Business”).

AutoloGelTM is a device for the production of platelet rich plasma (“PRP”) gel derived from the patient’s own blood. The AutoloGelTM System is cleared by the Food and Drug Administration (“FDA”) for use on a variety of exuding wounds. The Company is currently pursuing a multi-faceted strategy to penetrate the chronic wound market with its AutoloGelTM System. Additionally, the Company has entered into an option agreement with a top 20 global pharmaceutical company granting the potential partner an exclusive option period through June 30, 2012 regarding license of the AutoloGelTM System.

Angel® and activAT® are used primarily in surgical settings. Angel® is used for separation of whole blood into red cells, platelet poor plasma and platelet rich plasma. ActivAT® is designed to produce autologous thrombin serum from platelet poor plasma and is sold exclusively in Europe and Canada, where it provides a safe alternative to bovine-derived products.

The Company is also pursuing opportunities for the application of AutoloGelTM and Angel® into other markets such as hair transplantation, pain management, and sports medicine, as well as actively seeking complementary products for regenerative medicine markets.

Cytomedix sells its products primarily to health care providers in the United States.

On February 8, 2012 Cytomedix announced the acquisition of Aldagen, Inc. (“Aldagen”) a biopharmaceutical company developing regenerative cell therapies based on its proprietary ALDH bright cell (“ALDHbr”) technology, currently in a Phase 2 trial for the treatment of ischemic stroke. See a further discussion of the Aldagen acquisition in the Subsequent Events note to these financial statements.